Form N-1A Cover	Feb. 25, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	T. Rowe Price Retirement Funds, Inc.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 25, 2026
Prospectus Date	Mar. 01, 2026